PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of estimated useful lives

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years